Income Tax - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense computed based on PRC statutory	$ 80,668	$ 2,697,406		$ 5,059,354
Deferred tax asset on unutilized tax losses not recognized	2,038,557	1,542,633		1,285,609
Total	$ 2,119,225	$ 4,240,039	$ 4,240,039	$ 6,344,963	$ 6,344,963